PRINCIPAL ACTIVITIES AND ORGANIZATION (Reorganization - Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Mar. 14, 2007	Mar. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	May 31, 2014	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 CNY (¥)	Aug. 30, 2016	May 31, 2016	Mar. 31, 2016	Nov. 26, 2015 CNY (¥)	May 11, 2012
Dr. Vincent Wenyong Shi [Member]
Reorganization [Line Items]
Percentage of equity interests acquired									22.00%
Total consideration					$ 127,000	¥ 880,000
Percentage of Equity Interest Reverted									5.66%
FL Mobile to Xinjiang Yinghe Equity Investment Management Limited Partnership [Member]
Reorganization [Line Items]
Percent of equity interests acquired							20.66%
FL Mobile to several affiliates of Beijing Jinxin [Member]
Reorganization [Line Items]
Percent of equity interests acquired								20.66%
NationSky [Member]
Reorganization [Line Items]
Percentage of equity interests acquired											55.00%
Total consideration from disposal of group | ¥										¥ 510,000
GEMA International AG [Member] | NationSky [Member]
Reorganization [Line Items]
Divestment percentage										100.00%
Tongfang Investment Fund Series SPC [Member]
Reorganization [Line Items]
Percentage of equity interests acquired		63.00%	63.00%
Total consideration			$ 2,520
Tongfang Investment Fund Series SPC [Member] | Subsequent Event [Member]
Reorganization [Line Items]
Business Combination, Consideration Transferred, Other			$ 100,800
Showself Beijing Technology Co., Ltd. [Member] | Subsequent Event [Member]
Reorganization [Line Items]
Percent of equity interests acquired		65.00%	65.00%
Payments to Acquire Businesses, Gross		$ 800,000
Business Combination, Consideration Transferred, Other		$ 150,000
NQ Mobile [Member]
Reorganization [Line Items]
Incorporation date					Mar. 14, 2007	Mar. 14, 2007
NQ Mobile [Member] | RPL [Member]
Reorganization [Line Items]
Ownership	100.00%
FL Mobile Inc. [Member]
Reorganization [Line Items]
Ownership					0.91%	0.91%
FL Mobile Inc. [Member] | Best Partners [Member]
Reorganization [Line Items]
Ownership				100.00%
Private Equity Fund of Tsinghua Tongfang [Member]
Reorganization [Line Items]
American Depository Shares Issued Price Per Share | $ / shares					$ 5.25
Shares Issued, Price Per Share | $ / shares					$ 1.05
Options To Purchase Common Stock Value					$ 100,000